Parametric

Emerging Markets Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Argentina — 0.5%
Arcos Dorados Holdings, Inc., Class A(1)(2)	14,445	$68,902
Grupo Financiero Galicia S.A., Class B ADR(1)	3,387	36,004
MercadoLibre, Inc.(2)	989	1,464,729
Pampa Energia S.A. ADR(1)(2)	2,099	38,475
Transportadora de Gas del Sur S.A. ADR(2)	11,563	61,399
YPF S.A. ADR(2)	11,024	46,301

		$1,715,810

Bahrain — 1.0%
Ahli United Bank BSC	2,323,065	$2,259,719
Al Salam Bank-Bahrain BSC(2)	3,334,348	752,954
GFH Financial Group BSC	1,312,993	302,551

		$3,315,224

Bangladesh — 0.6%
Bangladesh Export Import Co., Ltd.	66,933	$128,230
Beximco Pharmaceuticals, Ltd.	128,063	318,348
City Bank, Ltd. (The)	248,964	82,604
Grameenphone, Ltd.	18,840	78,065
Heidelberger Cement Bangladesh, Ltd.	18,065	57,980
Jamuna Oil Co., Ltd.	41,841	85,106
Olympic Industries, Ltd.	41,067	82,970
Pubali Bank, Ltd.	477,334	153,913
Renata, Ltd.	12,838	216,597
Square Pharmaceuticals, Ltd.	171,709	437,155
Summit Power, Ltd.	107,026	51,387
Titas Gas Transmission & Distribution Co., Ltd.	150,108	68,880
Unique Hotel & Resorts, Ltd.	114,627	72,158
United Commercial Bank, Ltd.	611,623	116,730

		$1,950,123

Botswana — 0.5%
Absa Bank Botswana, Ltd.	332,114	$132,400
Botswana Insurance Holdings, Ltd.	129,055	197,954
First National Bank of Botswana, Ltd.	983,549	214,693
Letshego Holdings, Ltd.	2,275,836	249,166
Sechaba Breweries Holdings, Ltd.	651,828	951,260

		$1,745,473

Brazil — 3.6%
AMBEV S.A.	117,850	$354,774
Americanas S.A.(2)	29,223	153,783
B3 S.A. - Brasil Bolsa Balcao	49,900	105,303
Banco Bradesco S.A., PFC Shares	51,175	180,443

Security	Shares	Value
Banco do Brasil S.A.	22,198	$112,095
BB Seguridade Participacoes S.A.	19,700	77,106
BRF S.A.(2)	20,640	84,955
CCR S.A.	73,900	149,665
Centrais Eletricas Brasileiras S.A., PFC Shares	33,600	201,464
Cia de Saneamento Basico do Estado de Sao Paulo	20,960	130,726
Cia Energetica de Minas Gerais, PFC Shares	65,043	148,438
Cia Siderurgica Nacional S.A.	9,800	39,556
Cielo S.A.	566,406	219,786
Cogna Educacao(2)	289,536	127,228
Cosan S.A.	39,700	139,208
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	15,200	37,948
Embraer S.A. ADR(2)	9,248	143,621
Engie Brasil Energia S.A.	16,250	112,032
Equatorial Energia S.A.	31,800	128,917
Fleury S.A.	87,400	291,602
Gerdau S.A., PFC Shares	15,900	75,784
GRUPO DE MODA SOMA S.A.(2)	36,077	83,868
Hypera S.A.	99,100	492,708
Iochpe Maxion S.A.(2)	22,100	65,707
Itau Unibanco Holding S.A., PFC Shares	51,620	213,201
Itausa S.A., PFC Shares	48,275	87,675
JBS S.A.	31,625	218,816
Klabin S.A., PFC Shares	103,800	79,821
Localiza Rent a Car S.A.	25,589	205,390
Lojas Americanas S.A., PFC Shares	45,241	38,718
Lojas Renner S.A.	39,077	223,157
Magazine Luiza S.A.	40,000	76,615
Marfrig Global Foods S.A.	38,855	182,440
MRV Engenharia e Participacoes S.A.	45,900	82,548
Multiplan Empreendimentos Imobiliarios S.A.	30,700	100,741
Natura & Co. Holding S.A.(2)	23,300	160,596
Notre Dame Intermedica Participacoes S.A.	71,500	813,082
Odontoprev S.A.	110,900	263,505
Pagseguro Digital, Ltd., Class A(1)(2)	21,600	781,920
Petroleo Brasileiro S.A., PFC Shares	274,800	1,326,819
Qualicorp Consultoria e Corretora de Seguros S.A.	60,200	182,505
Rede D’Or Sao Luiz S.A.(3)	11,000	114,993
Rumo S.A.(2)	75,019	212,544
Sendas Distribuidora S.A.	30,845	83,564
StoneCo, Ltd., Class A(2)	23,400	792,324
Suzano S.A.(2)	10,620	92,637
Telefonica Brasil S.A.	30,200	243,578
TIM S.A.	45,050	89,560
TOTVS S.A.	80,170	465,355
Transmissora Alianca de Energia Electrica S.A.	24,900	161,741
Ultrapar Participacoes S.A.	46,968	108,603
Vale S.A.	33,747	428,191
Weg S.A.	53,004	347,487
XP, Inc.(2)	1,191	39,040
YDUQS Participacoes S.A.	24,300	89,815

		$11,963,698

Security	Shares	Value
Bulgaria — 0.2%
CB First Investment Bank AD(2)	101,904	$99,703
Chimimport AD(2)	329,922	170,129
MonBat AD	60,235	207,879
Sopharma AD	98,906	240,408

		$718,119

Chile — 2.2%
Aguas Andinas S.A., Series A	483,322	$92,166
Banco de Chile	4,032,063	349,765
Banco de Credito e Inversiones S.A.	5,032	169,501
Banco Santander Chile	6,739,212	294,886
CAP S.A.	7,626	75,521
Cencosud S.A.	243,352	355,923
Cia Cervecerias Unidas S.A.	28,753	240,901
Cia Sud Americana de Vapores S.A.	8,583,228	557,843
Colbun S.A.	1,199,487	82,705
Embotelladora Andina S.A., Class B, PFC Shares	93,248	192,647
Empresa Nacional de Telecomunicaciones S.A.	44,883	153,945
Empresas CMPC S.A.	143,316	264,442
Empresas COPEC S.A.	130,877	1,029,532
Enel Americas S.A.	2,767,585	314,938
Enel Chile S.A.	4,067,614	166,927
Falabella S.A.	290,477	803,092
Parque Arauco S.A.(2)	496,799	490,254
Ripley Corp. S.A.(2)	484,810	81,945
Sociedad Matriz SAAM S.A.	3,952,527	246,903
Sociedad Quimica y Minera de Chile S.A., Series B, PFC Shares	18,316	996,687
Sonda S.A.	225,936	76,394
Vina Concha y Toro S.A.	92,943	135,157

		$7,172,074

China — 18.8%
3SBio, Inc.(2)(3)	377,500	$345,123
AAC Technologies Holdings, Inc.(1)	69,500	300,394
AECC Aviation Power Co., Ltd.	40,221	371,646
Agile Group Holdings, Ltd.	92,000	72,123
Aier Eye Hospital Group Co., Ltd., Class A	14,273	107,943
Air China, Ltd., Class H(2)	178,000	125,227
Alibaba Group Holding, Ltd. ADR(2)	12,100	1,995,774
Aluminum Corp. of China, Ltd., Class H(2)	352,000	211,830
Angang Steel Co., Ltd., Class H	306,400	164,699
Anhui Conch Cement Co., Ltd., Class H	106,000	524,160
ANTA Sports Products, Ltd.	15,000	232,406
Baidu, Inc., ADR(2)	4,232	686,600
Bank of Beijing Co., Ltd.	182,760	126,497
Bank of China, Ltd., Class H	896,000	317,096
Bank of Ningbo Co., Ltd., Class A	33,500	199,714
BeiGene, Ltd. ADR(2)	2,200	786,984
Beijing Capital International Airport Co., Ltd., Class H(2)	436,000	283,516
Beijing Enterprises Holdings, Ltd.	39,500	151,834

Security	Shares	Value
Beijing Enterprises Water Group, Ltd.	648,000	$247,688
Beijing Originwater Technology Co., Ltd., Class A	127,500	138,774
BOE Technology Group Co., Ltd., Class A	341,100	262,061
Brilliance China Automotive Holdings, Ltd.(2)(5)	326,000	0
BYD Co., Ltd., Class H	7,654	292,747
BYD Electronic (International) Co., Ltd.(1)	29,000	86,090
Changchun High & New Technology Industry Group, Inc., Class A	6,200	264,352
Changjiang Securities Co., Ltd., Class A	112,200	126,904
Chengdu Xingrong Environment Co., Ltd., Class A	125,700	116,123
China Bluechemical, Ltd., Class H	1,270,000	424,663
China Coal Energy Co., Ltd., Class H	268,000	163,503
China Communications Services Corp., Ltd., Class H	658,000	363,755
China Construction Bank Corp., Class H	857,630	583,686
China Everbright Environment Group, Ltd.	373,925	256,870
China Evergrande Group(1)	135,000	40,061
China Fortune Land Development Co., Ltd.(2)	68,027	39,137
China Gas Holdings, Ltd.	165,400	412,842
China International Marine Containers Co., Ltd.	44,906	88,971
China Jinmao Holdings Group, Ltd.	352,000	102,836
China Life Insurance Co., Ltd., Class H	92,000	159,829
China Longyuan Power Group Corp., Ltd., Class H	248,000	580,081
China Mengniu Dairy Co., Ltd.	109,000	693,519
China Merchants Bank Co., Ltd., Class H	58,524	490,439
China Merchants Port Holdings Co., Ltd.	198,035	330,160
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	121,791
China Molybdenum Co., Ltd., Class H	570,000	352,376
China National Building Material Co., Ltd., Class H	382,000	478,758
China Northern Rare Earth Group High-Tech Co., Ltd.	117,100	928,742
China Oilfield Services, Ltd., Class H	198,000	189,360
China Overseas Land & Investment, Ltd.	196,660	433,745
China Petroleum & Chemical Corp., Class H	2,237,741	1,090,301
China Railway Group, Ltd., Class H	412,000	201,260
China Resources Beer Holdings Co., Ltd.	72,000	594,492
China Resources Gas Group, Ltd.	64,000	343,510
China Resources Land, Ltd.	148,000	575,049
China Resources Medical Holdings Co., Ltd.	355,000	249,049
China Resources Power Holdings Co., Ltd.	139,600	361,316
China Shenhua Energy Co., Ltd., Class H	339,000	728,950
China Shineway Pharmaceutical Group, Ltd.	381,000	365,267
China Southern Airlines Co., Ltd., Class H(1)(2)	564,000	342,975
China State Construction Engineering Corp., Ltd.	156,440	113,816
China Tourism Group Duty Free Corp., Ltd., Class A	6,700	280,615
China Travel International Investment Hong Kong, Ltd.(1)(2)	1,372,855	199,146
China Vanke Co., Ltd., Class H	149,577	349,476
China Yangtze Power Co., Ltd.	162,200	539,040
Chongqing Changan Automobile Co., Ltd., Class A	138,320	423,038
CIFI Holdings Group Co., Ltd.	374,000	207,599
CITIC, Ltd.	142,000	142,255
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	186,000	82,197
COSCO SHIPPING Holdings Co., Ltd., Class H(1)(2)	198,866	308,025
COSCO SHIPPING Ports, Ltd.	110,000	91,562
Country Garden Holdings Co., Ltd.(1)	533,880	502,385

Security	Shares	Value
Country Garden Services Holdings Co., Ltd.	56,589	$435,649
CSPC Pharmaceutical Group, Ltd.	323,760	337,843
Daqo New Energy Corp. ADR(2)	6,200	482,298
Dong-E-E-Jiao Co., Ltd., Class A	16,200	102,678
Dongfeng Motor Group Co., Ltd., Class H	264,000	245,878
East Money Information Co., Ltd., Class A	40,389	207,701
Focus Media Information Technology Co., Ltd., Class A	196,344	224,998
Ganfeng Lithium Co., Ltd., Class A	10,550	276,223
GDS Holdings, Ltd. ADR(2)	9,300	552,420
Gemdale Corp.	80,700	127,983
Great Wall Motor Co., Ltd., Class H	50,000	224,977
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	86,500	77,426
Guangdong Investment, Ltd.	258,000	324,399
Guangzhou Automobile Group Co., Ltd., Class H	199,218	188,054
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	26,000	65,733
Guangzhou R&F Properties Co., Ltd., Class H(1)	178,000	111,349
Haier Smart Home Co., Ltd., Class H	47,553	177,073
Han’s Laser Technology Industry Group Co., Ltd., Class A	23,400	156,957
Hengan International Group Co., Ltd.	24,500	128,035
Hesteel Co., Ltd., Class A	506,400	194,590
Huadian Power International Corp., Ltd., Class H(1)	460,000	169,893
Huadong Medicine Co., Ltd., Class A	56,653	323,437
Huaneng Power International, Inc., Class H(1)	420,000	217,375
Huayu Automotive Systems Co., Ltd.	53,308	223,412
Hubei Energy Group Co., Ltd., Class A	94,014	72,986
Hundsun Technologies, Inc.	24,224	237,838
Iflytek Co., Ltd., Class A	34,550	305,302
Industrial & Commercial Bank of China, Ltd., Class H	805,000	441,270
Industrial Bank Co., Ltd.	25,302	73,637
Inner Mongolia BaoTou Steel Union Co., Ltd.(2)	707,000	310,764
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	356,663
Innovent Biologics, Inc.(2)(3)	44,000	393,815
JD.com, Inc. ADR(2)	8,606	673,678
Jiangsu Expressway Co., Ltd., Class H	214,000	202,921
Jiangsu Hengrui Medicine Co., Ltd., Class A	38,761	297,762
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	423,581
Jiangxi Copper Co., Ltd., Class H	154,000	268,933
Jinke Properties Group Co., Ltd., Class A	130,499	90,558
Jizhong Energy Resources Co., Ltd., Class A	231,400	226,190
Kingboard Holdings., Ltd.	87,100	379,565
Kingdee International Software Group Co., Ltd.(2)	99,000	325,747
Kingsoft Corp, Ltd.	75,800	323,442
Kunlun Energy Co., Ltd.	338,000	307,844
Kweichow Moutai Co., Ltd., Class A	2,900	827,540
KWG Group Holdings, Ltd.	156,000	135,987
KWG Living Group Holdings, Ltd.	78,000	52,544
Lee & Man Paper Manufacturing, Ltd.	275,000	206,691
Lenovo Group, Ltd.	502,000	545,156
Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	110,890
Li Ning Co., Ltd.	21,208	234,031
Longfor Group Holdings, Ltd.(3)	86,000	416,061

Security	Shares	Value
LONGi Green Energy Technology Co., Ltd.	45,278	$690,352
Luxshare Precision Industry Co., Ltd., Class A	71,034	429,576
Luye Pharma Group, Ltd.(1)(2)(3)	496,500	236,611
Maanshan Iron & Steel Co., Ltd., Class H	286,000	121,617
NARI Technology Co., Ltd.	58,320	355,106
NetEase, Inc. ADR	7,510	732,901
New Oriental Education & Technology Group, Inc. ADR(2)	23,000	47,150
Nine Dragons Paper Holdings, Ltd.	195,000	245,213
Oceanwide Holdings Co., Ltd., Class A(2)	204,000	56,746
Offshore Oil Engineering Co., Ltd.	141,100	102,533
OFILM Group Co., Ltd., Class A	65,800	76,867
PetroChina Co., Ltd., Class H	1,922,000	926,687
Ping An Bank Co., Ltd., Class A	35,488	108,097
Ping An Insurance Group Co. of China, Ltd., Class H	74,000	530,042
Poly Developments and Holdings Group Co., Ltd., Class A	94,900	186,250
Poly Property Group Co., Ltd.	700,000	172,680
Power Construction Corp. of China, Ltd.	354,500	456,148
RiseSun Real Estate Development Co., Ltd., Class A	163,200	109,448
SAIC Motor Corp., Ltd.	55,100	174,859
Sanan Optoelectronics Co., Ltd.	84,900	446,046
SDIC Power Holdings Co., Ltd.	98,000	161,502
Shan Xi Hua Yang Group New Energy Co., Ltd.	126,000	209,183
Shandong Gold Mining Co., Ltd.	50,680	157,266
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	112,000	190,773
Shanghai Electric Group Co., Ltd., Class H(1)	282,000	79,448
Shanghai Industrial Holdings, Ltd.	204,000	304,408
Shanxi Lu’an Environmental Energy Development Co., Ltd.	41,000	83,208
Shenzhen Inovance Technology Co., Ltd., Class A	27,900	284,268
Shenzhen Investment, Ltd.	674,000	165,319
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	132,541
Shimao Group Holdings, Ltd.	118,500	185,889
Siasun Robot & Automation Co., Ltd., Class A(2)	55,000	80,427
Sichuan Chuantou Energy Co., Ltd.	88,600	181,210
Sihuan Pharmaceutical Holdings Group, Ltd.	240,000	50,366
Sino Biopharmaceutical, Ltd.	639,500	471,557
Sino-Ocean Group Holding, Ltd.	659,000	143,223
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,307,000	304,970
Sinopharm Group Co., Ltd., Class H	60,400	143,421
Sunac China Holdings, Ltd.	133,000	284,424
Sunny Optical Technology Group Co., Ltd.	26,700	716,453
Tencent Holdings, Ltd.	60,039	3,652,160
Tingyi (Cayman Islands) Holding Corp.	238,000	444,223
Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	245,822
Trip.com Group, Ltd. ADR(2)	9,254	264,294
Tsingtao Brewery Co., Ltd., Class H	23,566	205,067
Vnet Group, Inc. ADR(1)(2)	14,100	221,088
Wanhua Chemical Group Co., Ltd.	19,665	324,952
Want Want China Holdings, Ltd.	798,920	619,599
Weichai Power Co., Ltd., Class H	102,742	183,905
Weimob, Inc.(1)(2)(3)	219,000	334,492
Wens Foodstuffs Group Co., Ltd., Class A	51,000	131,217
West China Cement, Ltd.	1,502,000	262,459

Security	Shares	Value
WH Group, Ltd.(3)	641,121	$449,435
Wuliangye Yibin Co., Ltd., Class A	18,600	628,520
Wuxi Biologics Cayman, Inc.(2)(3)	90,000	1,363,226
Xinyi Solar Holdings, Ltd.	170,000	353,134
Yangzijiang Shipbuilding Holdings, Ltd.	326,900	345,124
Yanzhou Coal Mining Co., Ltd., Class H(1)	218,000	323,350
Yonghui Superstores Co., Ltd.	124,700	76,676
Yuan Longping High-Tech Agriculture Co., Ltd., Class A(2)	65,900	216,193
Yuexiu Property Co., Ltd.	226,000	198,584
Yunnan Baiyao Group Co., Ltd., Class A	21,200	296,786
Zhaojin Mining Industry Co., Ltd., Class H(1)	372,500	265,204
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	236,923
Zhejiang Expressway Co., Ltd., Class H	258,000	228,886
Zhejiang Huahai Pharmaceutical Co., Ltd.	41,250	118,562
Zhongjin Gold Corp., Ltd.	115,900	150,235
Zhongtian Financial Group Co., Ltd., Class A(2)	315,000	123,632
Zhuzhou CRRC Times Electric Co., Ltd., Class H(2)	32,800	156,735
Zijin Mining Group Co., Ltd., Class H	502,000	698,105
ZTE Corp., Class H(1)	155,303	466,194
ZTO Express Cayman, Inc. ADR	6,900	202,377

		$62,004,473

Colombia — 1.2%
Bancolombia S.A.	22,923	$205,019
Bancolombia S.A. ADR, PFC Shares(1)	10,155	364,869
Cementos Argos S.A.	143,656	242,241
Corp. Financiera Colombiana S.A.(2)	7,103	55,964
Ecopetrol S.A.	1,844,948	1,394,832
Grupo Argos S.A.	82,564	258,716
Grupo Aval Acciones y Valores S.A., PFC Shares	467,549	142,783
Grupo de Inversiones Suramericana S.A.	20,221	117,866
Grupo Nutresa S.A.	75,093	438,904
Interconexion Electrica S.A.	96,238	577,826

		$3,799,020

Croatia — 0.6%
Adris Grupa DD, PFC Shares	4,117	$272,153
Atlantic Grupa DD	304	76,910
Ericsson Nikola Tesla DD	639	177,406
Hrvatski Telekom DD	13,350	382,755
Koncar-Elektroindustrija DD	1,251	149,775
Podravka Prehrambena Ind DD	1,816	179,506
Valamar Riviera DD(2)	130,586	639,887
Zagrebacka Banka DD(2)	8,951	87,898

		$1,966,290

Czech Republic — 0.5%
CEZ AS	36,004	$1,189,120
Komercni Banka AS(2)	10,752	417,050
O2 Czech Republic AS	8,600	98,750
Philip Morris CR AS	119	84,563

		$1,789,483

Security	Shares	Value
Egypt — 0.7%
Cleopatra Hospital(2)	330,000	$106,932
Commercial International Bank Egypt SAE(2)	165,577	539,020
Eastern Co. SAE	349,265	257,752
Egypt Kuwait Holding Co. SAE(2)	377,500	522,832
Egyptian Financial Group-Hermes Holding Co.(2)	145,012	115,010
ElSewedy Electric Co.	125,156	68,789
Ibnsina Pharma SAE(2)	257,560	52,668
Juhayna Food Industries(2)	264,000	101,799
Oriental Weavers	271,447	142,958
Six of October Development & Investment Co.	66,754	78,044
Talaat Moustafa Group	316,254	149,428
Telecom Egypt Co.	158,772	136,877

		$2,272,109

Estonia — 0.5%
AS Merko Ehitus	5,570	$97,508
AS Tallink Grupp(2)	1,541,008	1,027,199
AS Tallinna Kaubamaja Grupp	43,232	531,589

		$1,656,296

Ghana — 0.6%
Ghana Commercial Bank, Ltd.	1,434,648	$1,267,400
Standard Chartered Bank of Ghana, Ltd.	205,500	688,500

		$1,955,900

Greece — 1.2%
Aegean Airlines S.A.(2)	19,784	$118,689
Alpha Services and Holdings S.A.(2)	120,393	153,484
Costamare, Inc.	8,819	118,263
Eurobank Ergasias Services and Holdings S.A.(2)	220,993	232,113
GEK Terna Holding Real Estate Construction S.A.(2)	11,096	124,401
Hellenic Petroleum S.A.	23,972	165,278
Hellenic Telecommunications Organization S.A.	32,274	572,987
Holding Co. ADMIE IPTO S.A.	26,908	79,426
JUMBO S.A.	25,105	373,671
Motor Oil (Hellas) Corinth Refineries S.A.(2)	15,873	269,429
Mytilineos S.A.	13,977	255,423
National Bank of Greece S.A.(2)	72,155	227,846
OPAP S.A.	46,978	733,670
Public Power Corp. S.A.(2)	15,885	172,796
Terna Energy S.A.	7,268	98,271
Titan Cement International S.A.	12,190	211,966
Tsakos Energy Navigation, Ltd.	7,720	71,410

		$3,979,123

Hungary — 0.6%
Magyar Telekom Telecommunications PLC	43,733	$60,205
MOL Hungarian Oil & Gas PLC	81,926	700,084
OTP Bank Nyrt.(2)	9,428	566,504
Richter Gedeon Nyrt.	25,651	718,851

		$2,045,644

Security	Shares	Value
India — 4.6%
ACC, Ltd.	1,578	$49,328
Adani Enterprises, Ltd.	5,574	106,146
Adani Ports and Special Economic Zone, Ltd.	18,849	175,346
Apollo Hospitals Enterprise, Ltd.	4,712	270,246
Asian Paints, Ltd.	5,800	240,984
Aurobindo Pharma, Ltd.	20,924	193,779
Axis Bank, Ltd.(2)	16,772	167,572
Bajaj Auto, Ltd.	2,234	111,002
Bharat Forge, Ltd.	14,189	147,185
Bharat Petroleum Corp., Ltd.	16,891	94,793
Bharti Airtel, Ltd.(2)	55,821	512,401
Bharti Airtel, Ltd., Partly Paid-Up Shares(2)	6,537	29,887
Biocon, Ltd.(2)	20,599	96,847
Cadila Healthcare, Ltd.	18,997	128,079
Cipla, Ltd.	24,093	293,252
Coal India, Ltd.	25,404	55,992
Container Corp. of India, Ltd.	9,400	82,729
Crompton Greaves Consumer Electricals, Ltd.	19,469	121,309
Cummins India, Ltd.	7,301	87,534
Divi’s Laboratories, Ltd.	5,850	403,924
DLF, Ltd.	20,247	108,379
Dr. Reddy’s Laboratories, Ltd.	5,217	322,884
Eicher Motors, Ltd.	3,860	128,641
GAIL (India), Ltd.	104,139	206,728
GlaxoSmithKline Pharmaceuticals, Ltd.	7,462	149,653
Godrej Consumer Products, Ltd.(2)	12,875	165,412
Grasim Industries, Ltd.	7,443	172,059
Gujarat State Petronet, Ltd.	19,482	79,345
Havells India, Ltd.	5,343	90,647
HCL Technologies, Ltd.	18,017	276,181
Hero MotoCorp, Ltd.	3,443	122,538
Hindalco Industries, Ltd.	10,436	64,882
Hindustan Unilever, Ltd.	12,101	386,646
Housing Development Finance Corp., Ltd.	6,372	242,670
ICICI Bank, Ltd.	28,620	309,864
Indian Oil Corp., Ltd.	49,207	84,274
Indus Towers, Ltd.	59,046	215,032
Infosys, Ltd.	61,569	1,380,526
Ipca Laboratories, Ltd.	3,040	87,470
ITC, Ltd.	76,886	229,821
JSW Steel, Ltd.	14,970	134,750
Kotak Mahindra Bank, Ltd.	3,824	104,576
Larsen & Toubro, Ltd.	15,135	360,420
Lupin, Ltd.	10,226	126,972
Mahindra & Mahindra, Ltd.	17,502	207,540
Maruti Suzuki India, Ltd.	2,254	224,893
Nestle India, Ltd.	559	141,774
NTPC, Ltd.	142,226	253,369
Oil & Natural Gas Corp., Ltd.	63,509	127,184
Piramal Enterprises, Ltd.	1,868	65,194

Security	Shares	Value
Power Grid Corp. of India, Ltd.	45,766	$113,762
Reliance Industries, Ltd.	36,174	1,229,385
Siemens, Ltd.	5,381	158,214
Sun Pharmaceutical Industries, Ltd.	40,076	426,688
Sun TV Network, Ltd.	7,988	59,903
Tata Consultancy Services, Ltd.	18,251	831,116
Tata Consumer Products, Ltd.	7,384	80,268
Tata Motors, Ltd.(2)	22,152	142,725
Tata Power Co., Ltd. (The)	53,099	153,666
Tata Steel, Ltd.	6,780	119,691
Tech Mahindra, Ltd.	14,661	290,623
Titan Co., Ltd.	9,132	292,777
Torrent Pharmaceuticals, Ltd.	4,744	182,063
UltraTech Cement, Ltd.	1,522	155,663
UPL, Ltd.	7,038	70,273
Vedanta, Ltd.	20,367	82,856
Vodafone Idea, Ltd.(2)	759,569	96,239
Voltas, Ltd.	6,353	102,157
Wipro, Ltd.	21,949	190,289
WNS Holdings, Ltd. ADR(2)	2,100	186,501
Zee Entertainment Enterprises, Ltd.	44,401	179,312

		$15,082,830

Indonesia — 2.4%
Ace Hardware Indonesia Tbk PT	1,088,200	$108,446
Adaro Energy Tbk PT	2,299,100	272,338
AKR Corporindo Tbk PT	470,000	141,808
Aneka Tambang Tbk	939,800	155,528
Astra International Tbk PT	2,312,300	984,838
Bank Central Asia Tbk PT	897,600	474,631
Bank Mandiri Persero Tbk PT	430,100	217,446
Bank Negara Indonesia Persero Tbk PT	205,800	101,773
Bank Rakyat Indonesia Persero Tbk PT	776,568	233,113
Bukit Asam Tbk PT	1,334,900	252,646
Bumi Serpong Damai Tbk PT(2)	3,215,100	252,383
Charoen Pokphand Indonesia Tbk PT	346,400	151,897
Erajaya Swasembada Tbk PT	4,907,500	225,541
Gudang Garam Tbk PT	57,100	135,269
Indocement Tunggal Prakarsa Tbk PT	342,500	285,918
Indofood Sukses Makmur Tbk PT	271,700	121,957
Jasa Marga (Persero) Tbk PT(2)	780,500	231,683
Kalbe Farma Tbk PT	4,445,600	502,071
Lippo Karawaci Tbk PT(2)	19,017,880	198,926
Medco Energi Internasional Tbk PT(2)	3,858,120	155,046
Media Nusantara Citra Tbk PT	1,995,400	126,920
Mitra Adiperkasa Tbk PT(2)	2,749,100	170,933
Mitra Keluarga Karyasehat Tbk PT	1,185,700	190,859
Perusahaan Gas Negara Tbk PT(2)	1,221,100	130,237
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,193,000	117,520
PP Persero Tbk PT(2)	1,377,389	117,436
Semen Indonesia Persero Tbk PT	320,600	206,011
Telkom Indonesia Persero Tbk PT	1,606,600	429,421

Security	Shares	Value
Tower Bersama Infrastructure Tbk PT	577,800	$120,018
Unilever Indonesia Tbk PT	596,900	186,326
United Tractors Tbk PT	243,783	405,536
Vale Indonesia Tbk PT	404,600	138,662
Waskita Karya Persero Tbk PT(2)	2,474,900	160,903
Wijaya Karya Persero Tbk PT(2)	982,300	86,533
XL Axiata Tbk PT	485,100	105,632

		$7,896,205

Jordan — 0.6%
Arab Bank PLC	146,466	$1,020,167
Arab Potash Co. PLC	8,962	333,536
Bank of Jordan	47,647	136,994
Jordan Islamic Bank	30,248	147,201
Jordan Petroleum Refinery	65,200	325,224
Jordanian Electric Power Co.	60,519	101,484

		$2,064,606

Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR(6)	16,192	$291,459
Kcell JSC GDR(6)	96,329	389,624

		$681,083

Kenya — 0.6%
British American Tobacco Kenya PLC	16,600	$64,060
East African Breweries, Ltd.(2)	238,480	358,591
Equity Group Holdings PLC(2)	580,700	259,855
KCB Group, Ltd.	461,120	182,156
Safaricom PLC	3,146,872	1,191,013

		$2,055,675

Kuwait — 1.3%
Agility Public Warehousing Co. KSC	184,400	$612,847
Boubyan Bank KSCP(2)	64,353	167,066
Boubyan Petrochemicals Co. KSCP	100,806	307,645
Burgan Bank SAK	135,471	107,079
Gulf Bank KSCP	196,041	160,261
Kuwait Finance House KSCP	208,808	577,095
Mabanee Co. KPSC	149,783	391,402
Mobile Telecommunications Co. KSCP	337,304	668,013
National Bank of Kuwait SAK	283,582	932,440
National Industries Group Holding SAK(2)	309,735	281,631

		$4,205,479

Lithuania — 0.5%
Apranga PVA(2)	167,326	$376,581
Klaipedos Nafta AB	529,358	191,584
Rokiskio Suris	115,671	375,050
Siauliu Bankas AB	657,003	586,907

		$1,530,122

Security	Shares	Value
Malaysia — 2.3%
Axiata Group Bhd	104,550	$99,902
Berjaya Sports Toto Bhd	274,265	137,794
CIMB Group Holdings Bhd	90,800	114,565
Dialog Group Bhd	884,031	604,512
Digi.com Bhd	79,844	81,712
Gamuda Bhd(2)	148,100	115,954
Genting Bhd	263,000	329,191
Genting Malaysia Bhd	265,500	203,429
Globetronics Technology Bhd	582,200	294,351
Hartalega Holdings Bhd	212,408	301,101
Hong Leong Bank Bhd	15,800	71,827
IGB Real Estate Investment Trust	192,600	78,123
IHH Healthcare Bhd	476,500	752,224
IJM Corp. Bhd	173,880	77,854
Inari Amertron Bhd	658,600	616,966
IOI Properties Group Bhd	266,058	82,367
KLCCP Stapled Group	42,600	70,002
Kossan Rubber Industries Bhd	210,000	119,922
Kuala Lumpur Kepong Bhd	14,600	76,292
Magnum Bhd	192,167	100,199
Malayan Banking Bhd	113,587	220,946
Malaysia Airports Holdings Bhd(2)	50,000	78,199
Maxis Bhd	70,100	79,123
MISC Bhd	75,200	128,635
My EG Services Bhd	1,671,100	420,402
Nestle Malaysia Bhd	2,600	84,466
Petronas Chemicals Group Bhd	66,900	140,474
Petronas Dagangan Bhd	79,300	389,932
Petronas Gas Bhd	19,600	79,299
Press Metal Aluminium Holdings Bhd	79,740	107,180
Public Bank Bhd	166,990	168,234
Silverlake Axis, Ltd.	627,992	148,990
Sime Darby Plantation Bhd	81,539	79,062
Supermax Corp. Bhd	213,440	98,911
Telekom Malaysia Bhd	62,300	87,085
Tenaga Nasional Bhd	30,638	71,474
Top Glove Corp. Bhd	696,800	457,575
VS Industry Bhd	1,353,400	517,188
YTL Corp. Bhd	404,791	61,629

		$7,747,091

Mauritius — 0.6%
Alteo, Ltd.	245,799	$170,072
CIEL, Ltd.	1,801,109	283,812
MCB Group, Ltd.	55,102	416,291
Phoenix Beverages, Ltd.	15,244	214,165
Rogers & Co., Ltd.	690,314	487,879
SBM Holdings, Ltd.(2)	1,674,963	166,759
Sun, Ltd., Class A(2)	236,132	103,869
Terra Mauricia, Ltd.	133,055	85,707
United Basalt Products, Ltd.	21,996	77,536

		$2,006,090

Security	Shares	Value
Mexico — 4.9%
Alfa SAB de CV, Series A	506,572	$365,879
Alsea SAB de CV(2)	119,900	253,334
America Movil SAB de CV, Series L	2,327,905	2,072,591
Arca Continental SAB de CV	41,280	251,253
Bolsa Mexicana de Valores SAB de CV	46,975	89,898
Cemex SAB de CV, Series CPO(2)	1,427,339	920,685
Coca-Cola Femsa SAB de CV, Series L	45,085	242,353
Corp. Inmobiliaria Vesta SAB de CV	182,300	317,351
El Puerto de Liverpool SAB de CV(1)	47,280	209,990
Fibra Uno Administracion S.A. de CV	795,190	791,019
Fomento Economico Mexicano SAB de CV, Series UBD	147,656	1,216,147
Genomma Lab Internacional SAB de CV(2)	76,500	73,535
Gruma SAB de CV, Class B	15,455	180,929
Grupo Aeroportuario del Centro Norte SAB de CV(2)	69,900	422,734
Grupo Aeroportuario del Pacifico SAB de CV, Class B	59,687	753,770
Grupo Aeroportuario del Sureste SAB de CV, Class B	36,235	731,969
Grupo Bimbo SAB de CV, Series A	138,445	411,542
Grupo Carso SAB de CV, Series A1	123,600	417,183
Grupo Elektra SAB de CV(1)	3,913	300,298
Grupo Financiero Banorte SAB de CV, Class O	135,500	856,517
Grupo Financiero Inbursa SAB de CV, Class O(2)	114,900	115,079
Grupo Mexico SAB de CV, Series B	274,279	1,201,936
Grupo Televisa SAB ADR	59,700	604,164
Industrias Penoles SAB de CV(2)	9,580	122,295
Kimberly-Clark de Mexico SAB de CV, Class A	139,700	220,800
Macquarie Mexico Real Estate Management S.A. de CV(3)	240,600	287,486
Orbia Advance Corp., SAB de CV	88,999	232,570
PLA Administradora Industrial S de RL de CV	127,200	177,937
Promotora y Operadora de Infraestructura SAB de CV	57,915	426,599
Telesites SAB de CV(1)	87,368	79,780
Ternium S.A. ADR	5,500	254,815
Vista Oil & Gas SAB de CV ADR(2)	22,500	143,550
Wal-Mart de Mexico SAB de CV, Series V	362,980	1,264,647

		$16,010,635

Morocco — 0.6%
Attijariwafa Bank	3,868	$208,485
Bank of Africa	5,578	114,195
Banque Centrale Populaire	4,848	153,381
Co Sucrerie Marocaine et de Raffinage	8,110	241,929
Itissalat AI-Maghrib	29,301	461,412
Label Vie	228	117,748
LafargeHolcim Maroc S.A.	1,640	415,082
Societe d’Exploitation des Ports	7,596	239,422
TAQA Morocco S.A.	695	84,114
TotalEnergies Marketing Maroc S.A.	466	90,110

		$2,125,878

Nigeria — 1.1%
Access Bank PLC(5)	9,080,193	$148,236
Dangote Cement PLC(5)	2,401,432	1,110,532

Security	Shares	Value
FBN Holdings PLC(5)	8,190,197	$156,621
Flour Mills of Nigeria PLC(5)	3,215,556	162,174
Guaranty Trust Holding Co. PLC(5)	8,113,125	401,635
Lafarge Africa PLC(5)	3,378,540	157,383
MTN Nigeria Communications PLC(5)	1,163,700	361,886
Nestle Nigeria PLC(5)	141,303	340,896
Nigerian Breweries PLC(5)	2,570,740	235,290
Stanbic IBTC Holdings PLC(5)	1,515,038	103,745
Transnational Corp. of Nigeria PLC(5)	44,100,342	81,322
United Bank for Africa PLC(5)	10,544,352	157,874
Zenith Bank PLC(5)	7,051,959	307,451

		$3,725,045

Oman — 0.7%
Bank Muscat SAOG	426,343	$543,075
HSBC Bank Oman SAOG(2)	391,338	93,503
National Bank of Oman SAOG(2)	297,921	148,864
Oman Cement Co. SAOG	153,714	94,463
Oman Flour Mills Co. SAOG	61,901	122,140
Oman Telecommunications Co. SAOG	277,456	533,038
Omani Qatari Telecommunications Co. SAOG	192,108	188,287
Ominvest	103,161	83,844
Renaissance Services SAOG	133,705	156,083
Sembcorp Salalah Power & Water Co.	410,180	87,967
Sohar International Bank SAOG(2)	353,733	95,676

		$2,146,940

Pakistan — 0.6%
Engro Corp., Ltd.	42,010	$69,450
Fauji Fertilizer Co., Ltd.	101,890	61,349
Habib Bank, Ltd.	160,318	117,988
Hub Power Co., Ltd. (The)	202,646	89,970
Lucky Cement, Ltd.(2)	20,831	94,429
Mari Petroleum Co., Ltd.	17,083	169,771
MCB Bank, Ltd.	163,295	156,574
Millat Tractors, Ltd.	52,608	275,850
Nishat Mills, Ltd.	110,771	58,547
Oil & Gas Development Co., Ltd.	382,291	190,985
Pakistan Oilfields, Ltd.	56,711	126,916
Pakistan Petroleum, Ltd.	387,571	172,502
Pakistan State Oil Co., Ltd.	144,660	160,324
Searle Co., Ltd. (The)	77,416	80,563
United Bank, Ltd.	77,168	62,852

		$1,888,070

Panama — 0.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	13,100	$237,634
Copa Holdings S.A., Class A(1)(2)	5,858	433,258

		$670,892

Peru — 1.2%
Alicorp SAA	132,997	$214,974
Cia de Minas Buenaventura SAA ADR(1)(2)	72,150	568,542
Credicorp, Ltd.	7,200	933,552

Security	Shares	Value
Ferreycorp SAA	779,746	$388,857
InRetail Peru Corp.(3)	5,682	210,234
Southern Copper Corp.	24,076	1,444,319
Volcan Cia Minera SAA, Class B(2)	1,290,875	229,681

		$3,990,159

Philippines — 2.3%
Aboitiz Equity Ventures, Inc.	202,000	$194,128
Aboitiz Power Corp.	318,600	203,339
Alliance Global Group, Inc.	276,700	57,179
Ayala Corp.	20,995	359,766
Ayala Land, Inc.	463,731	322,986
Ayala Land, Inc. GDR, PFC Shares(5)	3,951,800	0
Bank of the Philippine Islands	89,460	154,348
BDO Unibank, Inc.	98,694	242,906
Bloomberry Resorts Corp.(2)	952,800	128,608
Converge Information and Communications Technology Solutions, Inc.(2)	241,400	152,639
Cosco Capital, Inc.	1,440,100	149,281
D&L Industries, Inc.	493,300	82,553
Emperador, Inc.	380,500	138,210
First Gen Corp.	319,822	191,009
Globe Telecom, Inc.	5,729	340,285
GT Capital Holdings, Inc.	8,000	89,764
International Container Terminal Services, Inc.	62,100	221,708
JG Summit Holdings, Inc.	265,058	316,529
Jollibee Foods Corp.	100,226	467,751
Manila Electric Co.	49,700	283,153
Manila Water Co.(2)	415,800	218,353
Megaworld Corp.	1,361,400	82,943
Metropolitan Bank & Trust Co.	140,032	132,441
Nickel Asia Corp.	907,740	98,820
Petron Corp.(2)	1,006,400	77,127
PLDT, Inc.	19,540	638,306
Puregold Price Club, Inc.	337,403	282,692
San Miguel Corp.	38,970	90,245
Semirara Mining & Power Corp.	158,920	81,934
SM Investments Corp.	35,871	686,914
SM Prime Holdings, Inc.	870,729	572,778
Universal Robina Corp.	196,255	538,123
Wilcon Depot, Inc.	244,700	151,409

		$7,748,227

Poland — 2.4%
AmRest Holdings SE(2)	13,322	$106,987
Asseco Poland S.A.	22,858	562,907
Bank Polska Kasa Opieki S.A.	9,961	329,112
Budimex S.A.	9,658	617,458
Cyfrowy Polsat S.A.	41,244	368,852
Enea S.A.(2)	30,914	78,479
Eurocash S.A.	203,900	503,427
Grupa Azoty S.A.(2)	9,267	69,225
Grupa Lotos S.A.(2)	8,198	127,438

Security	Shares	Value
KGHM Polska Miedz S.A.	13,493	$518,849
LPP S.A.	309	1,111,726
mBank S.A.(2)	1,863	263,665
Neuca S.A.	662	154,780
Orange Polska S.A.(2)	197,276	384,707
PGE S.A.(2)	100,322	246,870
Polski Koncern Naftowy ORLEN S.A.	45,589	983,212
Polskie Gornictwo Naftowe i Gazownictwo S.A.	270,300	407,564
Powszechna Kasa Oszczednosci Bank Polski S.A.(2)	54,532	667,683
Powszechny Zaklad Ubezpieczen S.A.	29,335	293,497
Santander Bank Polska S.A.	1,762	163,899
Tauron Polska Energia S.A.(2)	144,008	118,765

		$8,079,102

Qatar — 1.3%
Aamal Co. QSC	465,350	$138,796
Al Meera Consumer Goods Co.	36,720	196,584
Barwa Real Estate Co.	322,180	277,952
Commercial Bank PSQC (The)	49,707	83,164
Gulf International Services QSC(2)	443,811	223,407
Industries Qatar	171,005	741,427
Masraf Al Rayan QSC	147,361	192,237
Medicare Group	45,960	106,384
Ooredoo QPSC	123,305	233,612
Qatar Electricity & Water Co. QSC	44,621	205,202
Qatar Gas Transport Co., Ltd.	505,333	449,699
Qatar International Islamic Bank	29,647	79,306
Qatar Islamic Bank	48,537	244,518
Qatar National Bank QPSC	129,185	724,284
United Development Co. QSC	396,214	168,552
Vodafone Qatar QSC	422,193	186,955

		$4,252,079

Romania — 0.8%
Banca Transilvania S.A.	767,509	$450,474
BRD-Groupe Societe Generale S.A.	27,477	118,497
NEPI Rockcastle PLC	66,180	442,419
OMV Petrom S.A.	6,482,920	747,286
Societatea Energetica Electrica S.A.	58,301	159,413
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	53,846	469,428
Transgaz S.A. Medias	1,982	119,246

		$2,506,763

Russia — 4.6%
Aeroflot PJSC(2)	320,440	$309,995
Alrosa PJSC	177,900	315,118
Detsky Mir PJSC(3)	105,940	204,357
Evraz PLC	34,831	295,854
Federal Grid Co. Unified Energy System PJSC	54,265,440	142,148
Gazprom PJSC ADR	144,233	1,415,339
Globaltrans Investment PLC GDR(6)	40,040	353,836
Inter RAO UES PJSC	6,829,770	460,935
Lukoil PJSC ADR	8,773	894,239

Security	Shares	Value
Magnit PJSC	13,121	$1,202,073
Magnitogorsk Iron & Steel Works PJSC	182,710	170,555
Mail.Ru Group, Ltd. GDR(2)(6)	10,563	215,940
MMC Norilsk Nickel PJSC ADR(7)	30,780	961,903
MMC Norilsk Nickel PJSC ADR(7)	3,095	96,636
Mobile TeleSystems PJSC	89,417	392,825
Moscow Exchange MICEX-RTS PJSC	47,890	117,329
Novatek PJSC GDR(6)	2,341	594,309
Novolipetsk Steel PJSC GDR(6)	11,326	357,938
OGK-2 PJSC	12,211,000	120,708
PhosAgro PJSC GDR(6)	7,692	184,027
PIK Group PJSC	20,850	345,234
Polymetal International PLC	20,817	384,822
QIWI PLC ADR(1)	6,066	53,078
Rosneft Oil Co. PJSC GDR(6)	61,111	544,067
Rosseti PJSC	3,556,000	69,798
Rostelecom PJSC	107,057	141,219
RusHydro PJSC	16,550,080	190,390
Sberbank of Russia PJSC	123,888	622,012
Severstal PAO GDR(6)	13,622	311,522
Sistema PJSFC	453,878	173,131
Surgutneftegas PJSC ADR	39,051	186,531
Surgutneftegas PJSC, PFC Shares	260,300	141,701
Tatneft PJSC ADR	6,215	284,219
Unipro PJSC	1,521,000	58,712
VEON, Ltd. ADR(2)	76,284	160,959
X5 Retail Group NV GDR(6)(7)	16,418	559,296
X5 Retail Group NV GDR(6)(7)	2,084	70,939
Yandex NV, Class A(2)	26,400	2,186,976

		$15,290,670

Saudi Arabia — 4.8%
Abdullah Al Othaim Markets Co.	6,103	$188,102
Advanced Petrochemical Co.	3,404	67,644
Al Hammadi Co. for Development and Investment	11,461	129,402
Al Rajhi Bank	16,488	609,947
Alandalus Property Co.(2)	22,858	122,779
Aldrees Petroleum and Transport Services Co.	8,972	176,975
Almarai Co. JSC	35,797	504,763
Arabian Centres Co., Ltd.	26,197	178,340
Arriyadh Development Co.	32,790	232,677
Astra Industrial Group	12,671	145,852
Banque Saudi Fransi	17,591	198,002
Dallah Healthcare Co.	6,434	124,656
Dar Al Arkan Real Estate Development Co.(2)	139,820	369,023
Dr Sulaiman Al Habib Medical Services Group Co.	19,620	867,978
Dur Hospitality Co.(2)	17,800	169,660
Emaar Economic City(2)	134,468	454,837
Etihad Etisalat Co.	29,220	235,578
Fawaz Abdulaziz Al Hokair & Co.(2)	30,477	156,290
Herfy Food Services Co.	4,801	83,866
Jarir Marketing Co.	14,816	801,223

Security	Shares	Value
Leejam Sports Co. JSC	9,292	$281,217
Maharah Human Resources Co.	8,190	187,957
Mobile Telecommunications Co. Saudi Arabia(2)	52,345	189,470
Mouwasat Medical Services Co.	9,539	458,560
National Gas & Industrialization Co.	7,147	112,512
National Medical Care Co.	8,200	133,075
Riyad Bank	33,722	265,486
SABIC Agri-Nutrients Co.	3,518	154,362
Sahara International Petrochemical Co.	6,353	74,604
Saudi Airlines Catering Co.(2)	11,073	280,627
Saudi Arabian Mining Co.(2)	7,176	156,454
Saudi Arabian Oil Co.(3)	195,634	1,969,506
Saudi Basic Industries Corp.	20,027	690,260
Saudi British Bank (The)	11,656	103,007
Saudi Ceramic Co.	8,453	122,697
Saudi Chemical Co. Holding	15,425	155,956
Saudi Electricity Co.	130,668	994,059
Saudi Ground Services Co.(2)	22,667	225,257
Saudi Industrial Investment Group	10,164	102,732
Saudi Industrial Services Co.	9,935	93,183
Saudi Kayan Petrochemical Co.(2)	25,009	136,141
Saudi National Bank (The)	29,907	525,008
Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,738	111,367
Saudi Public Transport Co.(2)	16,000	103,053
Saudi Telecom Co.	34,946	1,091,666
Saudia Dairy & Foodstuff Co.	4,476	195,984
Savola Group (The)	49,483	482,706
Seera Group Holding(2)	50,976	314,537
United Electronics Co.	5,409	203,141
United International Transportation Co.	7,246	97,177
Yanbu National Petrochemical Co.	5,300	107,690

		$15,937,045

Slovenia — 0.6%
Cinkarna Celje DD	267	$73,829
Krka dd Novo mesto	10,669	1,371,031
Luka Koper	2,454	73,322
Petrol	321	165,271
Pozavarovalnica Sava DD	3,525	111,686
Telekom Slovenije DD	1,159	72,465
Zavarovalnica Triglav DD	2,806	108,610

		$1,976,214

South Africa — 4.4%
Anglo American Platinum, Ltd.	1,944	$196,966
AngloGold Ashanti, Ltd.	9,504	175,337
Aspen Pharmacare Holdings, Ltd.	71,491	1,135,754
AVI, Ltd.(1)	29,338	152,014
Barloworld, Ltd.	41,807	351,099
Bid Corp., Ltd.(1)	19,000	407,230
Bidvest Group, Ltd. (The)	74,342	930,850
Capitec Bank Holdings, Ltd.(1)	2,132	238,181

Security	Shares	Value
Clicks Group, Ltd.	13,500	$246,887
DataTec, Ltd.	72,300	196,874
Discovery, Ltd.(2)	21,090	193,485
Equites Property Fund, Ltd.	104,000	138,600
Exxaro Resources, Ltd.	51,110	560,718
FirstRand, Ltd.	77,535	294,530
Fortress REIT, Ltd., Class A	264,918	231,121
Foschini Group, Ltd. (The)(2)	12,308	104,377
Gold Fields, Ltd.	25,997	241,570
Growthpoint Properties, Ltd.	441,000	373,258
Harmony Gold Mining Co., Ltd.	18,553	66,588
Hyprop Investments, Ltd.	31,700	61,535
Impala Platinum Holdings, Ltd.	18,462	238,942
Imperial Logistics, Ltd.	60,958	248,956
Kumba Iron Ore, Ltd.	2,760	83,987
Life Healthcare Group Holdings, Ltd.(2)	258,186	408,858
Mediclinic International PLC(2)	106,246	484,803
Mr Price Group, Ltd.	12,155	158,630
MTN Group, Ltd.(2)	110,600	991,764
MultiChoice Group, Ltd.	29,957	238,226
Naspers, Ltd., Class N	10,607	1,796,336
Netcare, Ltd.(2)	314,337	347,959
Pick’n Pay Stores, Ltd.	36,562	142,314
Redefine Properties, Ltd.(2)	579,291	170,834
Resilient REIT, Ltd.	48,463	177,398
Reunert, Ltd.	55,746	184,165
Sanlam, Ltd.	28,912	118,757
Sasol, Ltd.(2)	16,993	285,414
Shoprite Holdings, Ltd.	39,215	465,456
Sibanye Stillwater, Ltd.	78,212	273,722
SPAR Group, Ltd. (The)	14,831	189,366
Standard Bank Group, Ltd.	16,101	142,678
Telkom S.A. SOC, Ltd.(2)	33,018	109,882
Tiger Brands, Ltd.	10,940	138,490
Vodacom Group, Ltd.	48,400	428,569
Wilson Bayly Holmes-Ovcon, Ltd.	19,623	136,427
Woolworths Holdings, Ltd.	46,024	162,006

		$14,420,913

South Korea — 4.3%
Alteogen, Inc.(2)	1,548	$92,717
AMOREPACIFIC Corp.	852	132,581
AMOREPACIFIC Group	2,180	92,786
Bukwang Pharmaceutical Co., Ltd.	7,850	87,896
Celltrion Healthcare Co., Ltd.(2)	4,045	281,263
Celltrion Pharm, Inc.(2)	1,249	121,657
Celltrion, Inc.(2)	2,822	485,835
CJ CheilJedang Corp.	423	137,477
CJ Logistics Corp.(2)	566	68,820
Coway Co., Ltd.	2,548	172,767
Daewoo Industrial Development Co., Ltd.(2)	3,657	13,034
DL E&C Co., Ltd.(2)	962	111,378
E-MART, Inc.	1,232	177,349

Security	Shares	Value
GS Engineering & Construction Corp.	3,086	$109,503
GS Holdings Corp.	3,569	129,250
Hankook Tire and Technology Co., Ltd.	3,779	133,895
Hanmi Pharm Co., Ltd.	910	205,701
Hanwha Solutions Corp.(2)	4,103	143,945
Helixmith Co., Ltd.(2)	6,351	129,651
Hugel, Inc.(2)	653	101,465
Hyundai Department Store Co., Ltd.	1,615	114,672
Hyundai Engineering & Construction Co., Ltd.	2,645	114,344
Hyundai Glovis Co., Ltd.	758	109,160
Hyundai Heavy Industries Holdings Co., Ltd.	2,610	141,500
Hyundai Mobis Co., Ltd.	1,292	279,290
Hyundai Motor Co.	2,300	411,368
Hyundai Steel Co.	3,449	131,830
Kakao Corp.	3,776	406,239
Kangwon Land, Inc.(2)	5,706	135,772
KB Financial Group, Inc.	3,231	156,393
Kia Corp.	3,041	221,909
Korea Electric Power Corp.	4,640	89,900
Korea Shipbuilding & Offshore Engineering Co., Ltd.(2)	993	87,796
Korea Zinc Co., Ltd.	283	130,299
KT&G Corp.	3,552	246,717
Kumho Petrochemical Co., Ltd.	743	109,323
LG Chem, Ltd.	652	467,846
LG Corp.	1,914	149,632
LG Electronics, Inc.	2,209	228,530
LG Household & Health Care, Ltd.	241	241,214
LG Uplus Corp.	7,151	88,009
MedPacto, Inc.(2)	1,418	68,704
Medytox, Inc.	954	122,481
Mezzion Pharma Co., Ltd.(2)	1,299	174,403
Naver Corp.	1,691	587,931
NCSoft Corp.	372	199,878
Orion Corp. of Republic of Korea	1,268	128,238
POSCO	1,219	309,177
S-Oil Corp.	2,051	179,458
S1 Corp.	1,533	109,297
Samsung Biologics Co., Ltd.(2)(3)	629	468,598
Samsung C&T Corp.	1,554	152,157
Samsung Electro-Mechanics Co., Ltd.	1,243	169,280
Samsung Electronics Co., Ltd.	42,405	2,538,919
Samsung SDI Co., Ltd.	523	329,975
Samsung SDS Co., Ltd.	1,370	180,077
Seegene, Inc.	1,860	85,099
Shinhan Financial Group Co., Ltd.	4,669	152,428
SK Hynix, Inc.	4,140	364,943
SK Innovation Co., Ltd.(2)	2,402	500,937
SK, Inc.	913	190,531
Yuhan Corp.	3,861	198,078
Zyle Motors Corp.(2)	5,113	6,782

		$14,208,084

Security	Shares	Value
Sri Lanka — 0.6%
Ceylon Tobacco Co. PLC	38,480	$174,306
Chevron Lubricants Lanka PLC	343,215	193,610
Commercial Bank of Ceylon PLC	348,039	153,241
Dialog Axiata PLC	1,107,719	60,907
Expolanka Holdings PLC	264,800	284,478
Hatton National Bank PLC	114,136	90,487
John Keells Holdings PLC	603,687	442,896
Lanka IOC PLC	537,378	69,197
Melstacorp PLC	696,058	198,195
Sampath Bank PLC	512,856	145,120
Teejay Lanka PLC	836,829	176,044

		$1,988,481

Taiwan — 4.8%
Accton Technology Corp.	10,000	$87,428
Acer, Inc.	119,519	111,868
Advantech Co., Ltd.	8,697	113,739
AirTAC International Group	6,178	184,858
ASE Technology Holding Co., Ltd.	48,561	173,704
Asustek Computer, Inc.	7,325	93,129
AU Optronics Corp.	187,837	129,086
Catcher Technology Co., Ltd.	20,183	117,029
Cathay Financial Holding Co., Ltd.	65,916	137,401
Center Laboratories, Inc.	105,659	252,717
Cheng Shin Rubber Industry Co., Ltd.	110,672	135,832
China Motor Corp.	40,926	101,953
China Steel Corp.	288,734	348,114
Chunghwa Telecom Co., Ltd.	168,746	669,627
CTBC Financial Holding Co., Ltd.	171,275	143,025
Delta Electronics, Inc.	23,151	204,363
Eclat Textile Co., Ltd.	10,159	222,006
EVA Airways Corp.(2)	212,861	144,471
Evergreen International Storage & Transport Corp.	93,000	90,819
Evergreen Marine Corp.	65,441	235,501
Far Eastern Department Stores, Ltd.	212,990	169,338
Far Eastern New Century Corp.	156,695	164,114
Far EasTone Telecommunications Co., Ltd.	90,084	198,223
Feng Hsin Steel Co., Ltd.	32,260	90,727
Formosa Chemicals & Fibre Corp.	82,014	237,979
Formosa Petrochemical Corp.	79,320	285,576
Formosa Plastics Corp.	90,183	349,320
Formosa Taffeta Co., Ltd.	182,149	196,647
Fubon Financial Holding Co., Ltd.	58,721	155,224
Giant Manufacturing Co., Ltd.	18,208	211,473
Great Wall Enterprise Co., Ltd.	58,815	113,541
Hiwin Technologies Corp.	16,564	184,452
Hon Hai Precision Industry Co., Ltd.	88,443	341,420
Hota Industrial Manufacturing Co., Ltd.	25,659	86,802
Hotai Motor Co., Ltd.	16,000	352,322
Inventec Corp.	89,966	86,044
Largan Precision Co., Ltd.	1,795	133,762
MediaTek, Inc.	14,462	475,983

Security	Shares	Value
Mega Financial Holding Co., Ltd.	63,303	$76,074
Merida Industry Co., Ltd.	17,657	183,920
Nan Kang Rubber Tire Co., Ltd.	95,253	137,025
Nan Ya Plastics Corp.	147,214	451,779
Novatek Microelectronics Corp.	9,000	134,990
Pegatron Corp.	54,028	132,263
PharmaEssentia Corp.(2)	45,064	157,413
Pou Chen Corp.	151,819	186,194
President Chain Store Corp.	32,664	330,136
Quanta Computer, Inc.	42,508	119,426
Radium Life Tech Co., Ltd.	1	0	(8)
Realtek Semiconductor Corp.	6,002	107,962
Ruentex Development Co., Ltd.	79,506	202,911
St. Shine Optical Co., Ltd.	22,000	233,705
Tainan Spinning Co., Ltd.	224,822	184,028
Taiwan Cement Corp.	156,441	271,461
Taiwan Mobile Co., Ltd.	102,296	360,816
Taiwan Semiconductor Manufacturing Co., Ltd.	130,369	2,766,468
Teco Electric & Machinery Co., Ltd.	120,000	130,351
Tong Yang Industry Co., Ltd.	105,608	128,403
TTY Biopharm Co., Ltd.	94,096	232,729
Tung Ho Steel Enterprise Corp.	48,060	69,859
Uni-President Enterprises Corp.	231,831	556,145
United Microelectronics Corp.	102,090	211,936
Walsin Lihwa Corp.	270,000	252,221
Wei Chuan Foods Corp.	179,000	147,231
Win Semiconductors Corp.	8,000	103,251
Yageo Corp.	9,000	140,865
Yang Ming Marine Transport(2)	42,621	148,782
Yieh Phui Enterprise Co., Ltd.(2)	86,046	76,877

		$15,764,838

Thailand — 5.0%
Advanced Info Service PCL(9)	97,400	$555,458
Airports of Thailand PCL(9)	412,100	803,101
Asset World Corp. PCL(2)(9)	1,353,900	186,755
Bangkok Bank PCL(9)	68,500	253,499
Bangkok Chain Hospital PCL(9)	709,600	434,111
Bangkok Dusit Medical Services PCL(9)	1,383,700	981,235
Bangkok Expressway & Metro PCL(9)	647,000	175,612
Bangkok Land PCL(9)	4,163,800	138,030
Banpu PCL(9)	487,333	167,364
BTS Group Holdings PCL(9)	685,200	197,298
Bumrungrad Hospital PCL(9)	169,800	745,768
Carabao Group PCL(9)	27,500	102,906
Central Pattana PCL(9)	140,500	251,421
Central Retail Corp. PCL(9)	464,366	487,074
Charoen Pokphand Foods PCL(9)	188,700	143,662
Chularat Hospital PCL(9)	3,228,500	369,722
CP ALL PCL(9)	279,400	539,816
CPN Retail Growth Leasehold REIT(9)	146,500	94,481
Delta Electronics (Thailand) PCL(9)	139,400	1,750,005
Electricity Generating PCL(9)	35,200	189,698

Security	Shares	Value
Energy Absolute PCL(9)	157,000	$310,514
Global Power Synergy PCL(9)	43,300	101,893
Gulf Energy Development PCL(9)	245,000	319,781
Hana Microelectronics PCL(9)	213,300	515,272
Home Product Center PCL(9)	409,255	180,348
Indorama Ventures PCL(9)	172,600	219,101
IRPC PCL(9)	914,800	118,519
Jasmine International PCL(9)	1,311,400	113,223
Jay Mart PCL(9)	164,100	205,701
Kasikornbank PCL(9)	70,700	301,403
KCE Electronics PCL(9)	152,800	401,176
Land & Houses PCL(9)	489,100	124,771
Mega Lifesciences PCL(9)	324,800	456,436
Minor International PCL(2)(9)	400,144	395,221
Pruksa Holding PCL(9)	276,500	114,957
PTG Energy PCL(9)	277,800	130,601
PTT Exploration & Production PCL(9)	126,898	448,883
PTT Global Chemical PCL(9)	198,700	376,043
PTT PCL(9)	776,400	888,953
Samart Corp. PCL(2)(9)	297,700	56,486
Siam Cement PCL(9)	30,900	367,827
Siam City Cement PCL(9)	23,983	122,513
Siam Commercial Bank PCL(9)	45,300	172,238
Siam Global House PCL(9)	305,155	188,115
Sino-Thai Engineering & Construction PCL(9)	251,357	104,790
Sri Trang Agro-Industry PCL(9)	89,600	87,757
Thai Beverage PCL(9)	483,400	254,467
Thai Oil PCL(9)	63,600	106,726
Total Access Communication PCL(9)	105,100	121,196
True Corp. PCL(9)	2,633,690	322,372
VGI PCL(9)	729,400	146,602
WHA Corp. PCL(9)	1,909,300	194,863

		$16,535,764

Tunisia — 0.7%
Attijari Bank	12,409	$135,579
Banque de Tunisie	98,328	187,965
Banque Internationale Arabe de Tunisie	8,258	170,124
Banque Nationale Agricole	24,362	63,020
Carthage Cement(2)	402,032	207,212
Euro Cycles S.A.	20,636	246,799
Poulina Group	121,415	510,177
Societe d’Articles Hygieniques S.A.	26,297	106,579
Societe Frigorifique et Brasserie de Tunis S.A.	78,766	514,912
Telnet Holding	21,212	64,059

		$2,206,426

Turkey — 4.9%
AG Anadolu Grubu Holding AS	42,300	$121,116
Akbank T.A.S.	316,096	191,340
Aksa Akrilik Kimya Sanayii AS	41,402	101,690
Aksa Enerji Uretim AS(2)	251,724	198,869
Anadolu Efes Biracilik ve Malt Sanayii AS	70,980	163,342

Security	Shares	Value
Arcelik AS	157,251	$551,693
Aselsan Elektronik Sanayi Ve Ticaret AS	76,886	131,253
Aydem Yenilenebilir Enerji AS(2)	157,000	111,951
Aygaz AS	214,571	407,320
Bera Holding AS(2)	64,248	63,645
BIM Birlesik Magazalar AS	126,032	815,366
Biotrend Cevre VE Enerji Yatirimlari AS(2)	42,200	115,902
Coca-Cola Icecek AS	15,800	139,575
EGE Endustri VE Ticaret AS	780	104,699
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,082,330	633,634
Enerjisa Enerji AS(3)	275,003	337,456
Enka Insaat ve Sanayi AS	309,311	357,158
Eregli Demir ve Celik Fabrikalari TAS	288,914	603,252
Fenerbahce Futbol AS(2)	35,100	111,288
Ford Otomotiv Sanayi AS	46,341	892,293
Gubre Fabrikalari TAS(2)	16,300	117,430
Haci Omer Sabanci Holding AS	159,727	185,950
Hektas Ticaret TAS(2)	113,800	105,024
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	181,800	125,273
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(2)	90,659	128,857
Is Gayrimenkul Yatirim Ortakligi AS(2)	1,140,210	227,388
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(2)	200,727	156,723
KOC Holding AS	189,894	462,991
Koza Altin Isletmeleri AS(2)	11,612	129,077
Koza Anadolu Metal Madencilik Isletmeleri AS(2)	96,193	167,810
Logo Yazilim Sanayi Ve Ticaret AS	93,480	415,081
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	16,665	124,915
Migros Ticaret AS(2)	29,279	107,455
MLP Saglik Hizmetleri AS(2)(3)	140,219	396,551
ODAS Elektrik Uretim ve Sanayi Ticaret AS(2)	1,160,037	169,752
Oyak Cimento Fabrikalari AS(2)	103,200	74,215
Petkim Petrokimya Holding AS(2)	312,396	212,387
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS(2)	60,918	135,238
Sasa Polyester Sanayi AS(2)	50,000	161,261
Selcuk Ecza Deposu Ticaret ve Sanayi AS	167,309	155,023
Sinpas Gayrimenkul Yatirim Ortakligi AS(2)	647,773	272,055
Sok Marketler Ticaret AS	134,800	156,159
TAV Havalimanlari Holding AS(2)	43,982	121,336
Tofas Turk Otomobil Fabrikasi AS	71,438	436,757
Turk Hava Yollari AO(2)	151,508	230,906
Turk Ilac VE Serum Sanayi AS(2)	140,853	143,117
Turk Telekomunikasyon AS	271,014	212,520
Turkcell Iletisim Hizmetleri AS	777,700	1,240,667
Turkiye Garanti Bankasi AS	211,898	216,996
Turkiye Is Bankasi AS, Class C	182,514	107,070
Turkiye Petrol Rafinerileri AS(2)	177,603	2,555,889
Turkiye Sise ve Cam Fabrikalari AS	236,310	212,567
Ulker Biskuvi Sanayi AS	45,810	96,245
Vakif Gayrimenkul Yatirim Ortakligi AS(2)	1,238,757	204,584
Vestel Elektronik Sanayi ve Ticaret AS	32,694	86,946
Yapi ve Kredi Bankasi AS	323,100	91,784

		$16,296,841

Security	Shares	Value
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	163,953	$370,825
Agthia Group PJSC	54,046	87,478
Air Arabia PJSC(2)	617,797	234,281
Aldar Properties PJSC	251,673	276,914
Dana Gas PJSC	666,811	187,758
Dubai Investments PJSC	333,181	154,551
Dubai Islamic Bank PJSC	109,508	152,683
Emaar Development PJSC(2)	104,800	111,805
Emaar Malls PJSC(2)	290,300	158,456
Emaar Properties PJSC	318,259	348,408
Emirates Telecommunications Group Co. PJSC	162,870	1,136,088
First Abu Dhabi Bank PJSC	144,544	701,565
Network International Holdings PLC(2)(3)	54,200	239,071

		$4,159,883

Vietnam — 1.3%
Bank for Foreign Trade of Vietnam JSC	71,355	$306,815
Bao Viet Holdings	49,330	140,193
FLC Faros Construction JSC(2)	2	0	(8)
Hoa Phat Group JSC	415,529	1,042,651
Kinh Bac City Development Share Holding Corp.(2)	60	129
Masan Group Corp.	49,880	330,839
No Va Land Investment Group Corp.(2)	40,754	195,847
PetroVietnam Drilling & Well Services JSC(2)	83,085	101,916
PetroVietnam Gas JSC	17,340	95,109
PetroVietnam Technical Services Corp.	27,400	36,430
Phu Nhuan Jewelry JSC	3	14
Saigon Beer Alcohol Beverage Corp.	14,610	103,204
Thaiholdings JSC(2)	18,600	191,450
Vietjet Aviation JSC(2)	109,066	632,734
Vietnam Dairy Products JSC	114,292	455,730
Vincom Retail JSC(2)	72,380	99,204
Vingroup JSC(2)	82,447	347,137
Vinhomes JSC(3)	72,020	270,323

		$4,349,725

Total Common Stocks (identified cost $228,058,472)		$329,596,714

Rights(2) — 0.0%(4)

Security	Shares	Value
Ultrapar Participacoes S.A., Exp. 11/3/21	3,366	$6

Total Rights (identified cost $0)		$6

Warrants(2) — 0.0%(4)

Security	Shares	Value
BTS Group Holdings PCL -W7, Exp. 11/7/24, Strike THB 11.90	68,520	$0

Security	Shares	Value
BTS Group Holdings PCL -W8, Exp. 11/20/26, Strike THB 14.90	137,040	$0
Samart Corp. PCL, Exp. 5/17/24, Strike THB 10.00	1	0	(8)

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.5%

Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%(10)	1,729,648	$1,729,648

Total Short-Term Investments (identified cost $1,729,648)		$1,729,648

Total Investments — 100.3% (identified cost $229,788,120)		$331,326,368

Other Assets, Less Liabilities — (0.3)%		$(870,517)

Net Assets — 100.0%		$330,455,851

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at October 31, 2021. The aggregate market value of securities on loan at October 31, 2021 was $6,937,026 and the total market value of the collateral received by the Fund was $7,407,520, comprised of cash of $1,729,648 and U.S. government and/or agencies securities of $ 5,677,872.

(2)	Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $8,162,253 or 2.5% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2021, the aggregate value of these securities is $3,872,957 or 1.2% of the Fund’s net assets.

(7)	Securities are traded on separate exchanges for the same entity.

(8)	Amount rounds to less than $1.

(9)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(10)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.4%	$40,894,406
Materials	10.5	34,836,430
Industrials	10.5	34,544,816
Consumer Staples	9.9	32,629,078
Communication Services	9.6	31,674,288
Energy	9.5	31,402,392
Consumer Discretionary	9.5	31,372,782
Health Care	8.9	29,438,026
Information Technology	8.9	29,292,748
Real Estate	5.3	17,602,974
Utilities	4.8	15,908,780
Short-Term Investments	0.5	1,729,648

Total Investments	100.3%	$331,326,368

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

THB	-	Thai Baht

The Fund did not have any open derivative instruments at October 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$8,136,470	$149,708,524		$0	$157,844,994
Emerging Europe	2,758,261	55,076,406		—	57,834,667
Latin America	38,150,214	7,172,074		—	45,322,288
Middle East/Africa	1,149,214	63,720,506		3,725,045	68,594,765
Total Common Stocks	$50,194,159	$275,677,510	**	$3,725,045	$329,596,714
Rights	$6	$—		$—	$6
Warrants	0	0		—	0
Short-Term Investments	1,729,648	—		—	1,729,648
Total Investments	$51,923,813	$275,677,510		$3,725,045	$331,326,368

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.